Segment information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
4. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net) less the non-controlling interest in Segment EBITDA. Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization, interest income from advances to joint ventures and interest expense related to the seller’s credit note and the outstanding balance on the $85 million revolving credit facility are included in “Other.”

For the three and six months ended June 30, 2018 and 2017, Majority held FSRUs includes the direct financing lease related to the
PGN FSRU Lampung
 and the operating leases related to the
Höegh Gallant
 and the
Höegh Grace
.

For the three and six months ended June 30, 2018 and 2017, Joint venture FSRUs include two 50% owned FSRUs, the
Neptune
 and the
GDF Suez Cape Ann
, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the financial statements, except that i) Joint Venture FSRUs are presented under the proportional consolidation method for the segment note and in the tables below, and under equity accounting for the consolidated financial statements and ii) non-controlling interest in Segment EBITDA is subtracted in the segment note to reflect the Partnership’s interest in Segment EBITDA as the Partnership’s segment profit measure, Segment EBITDA. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting. On January 1, 2017, the Partnership began consolidating its acquired 51% interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the FSRU
Höegh Grace
 (the “
Höegh Grace
 entities”). Since the Partnership obtained control of the
Höegh Grace
 entities, it consolidated 100% of the revenues, expenses, assets and liabilities of the
Höegh Grace
 entities and the interest not owned by the Partnership was reflected as non-controlling interest in net income and non-controlling interest in total equity under US GAAP. Management monitored the results of operations of the
Höegh Grace
 entities based on the Partnership’s 51% interest in Segment EBITDA of such entities and, therefore, subtracted the non-controlling interest in Segment EBITDA to present Segment EBITDA. The adjustment to non-controlling interest in Segment EBITDA is reversed to reconcile to operating income and net income in the segment presentation. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the
Höegh Grace
 entities and, as of that date, there is no longer a non-controlling interest in the
Höegh Grace
 entities.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three and six months ended June 30, 2018 and 2017.

	Three months ended June 30, 2018
(in thousands of U.S. dollars)	Majority held FSRUs	Joint venture FSRUs (proportional consolidation)	Other	Total Segment reporting	Elimin- ations		Consolidated reporting

Time charter revenues	$35,510	10,576	—	46,086	(10,576	) (1)	$35,510
Other revenue	1,100 (3)	—	—	1,100		(1)	1,100
Total revenues	36,610	10,576	—	47,186			36,610
Operating expenses	(6,383)	(2,709)	(1,180)	(10,272)	2,709	(1)	(7,563)
Equity in earnings (losses) of joint ventures	—	—	—	—	5,111	(1)	5,111
Segment EBITDA	30,227	7,867	(1,180)	36,914
Depreciation and amortization	(5,268)	(2,399)	—	(7,667)	2,399	(1)	(5,268)
Operating income (loss)	24,959	5,468	(1,180)	29,247			28,890
Gain (loss) on derivative instruments	544	2,967	—	3,511	(2,967	) (1)	544
Other financial income (expense), net	(6,839)	(3,324)	(785)	(10,948)	3,324	(1)	(7,624)
Income (loss) before tax	18,664	5,111	(1,965)	21,810	—		21,810
Income tax benefit (expense)	(1,845)	—	(21)	(1,866)	—		(1,866)
Net income (loss)	$16,819	5,111	(1,986)	19,944	—		$19,944
Preferred unitholders’ interest in net income	—	—	—	—	3,003	(2)	3,003
Limited partners' interest in net income (loss)	$16,819	5,111	(1,986)	19,944	(3,003	) (2)	$16,941

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)
Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount is expected to be refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.

	Three months ended June 30, 2017
(in thousands of U.S. dollars)	Majority held FSRUs	Joint venture FSRUs (proportional consolidation)	Other	Total Segment reporting	Elimin- ations		Consolidated reporting
Time charter revenues	$35,024	10,225	—	45,249	(10,225	) (1)	$35,024
Total revenues	35,024	10,225	—	45,249			35,024
Operating expenses	(6,693)	(1,984)	(1,400)	(10,077)	1,984	(1)	(8,093)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	1,551	(1)	1,551
Less: Non-controlling interest in Segment EBITDA	(5,423)	—	—	(5,423)	5,423	(2)	—
Segment EBITDA	22,757	8,241	(1,400)	29,598
Add: Non-controlling interest in Segment EBITDA	5,423	—	—	5,423	(5,423	) (2)	—
Depreciation and amortization	(5,263)	(2,476)	—	(7,739)	2,476	(1)	(5,263)
Operating income (loss)	22,917	5,765	(1,400)	27,282			23,068
Gain (loss) on derivative instruments	247	(785)	—	(538)	785	(1)	247
Other financial income (expense), net	(8,028)	(3,429)	(1,033)	(12,490)	3,429	(1)	(9,061)
Income (loss) before tax	15,136	1,551	(2,433)	14,254	—		14,254
Income tax expense	(2,042)	—	—	(2,042)	—		(2,042)
Net income (loss)	$13,094	1,551	(2,433)	12,212	—		$12,212
Non-controlling interest in net income	2,812	—	—	2,812			2,812
Partners' interest in net income (loss)	$10,282	1,551	(2,433)	9,400	—		$9,400

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	Six months ended June 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$70,395	21,572	—	91,967	(21,572	) (1)	$70,395
Other revenue	1,100 (3)	—	—	1,100			1,100
Total revenues	71,495	21,572	—	93,067			71,495
Operating expenses	(12,917)	(5,182)	(3,186)	(21,285)	5,182	(1)	(16,103)
Construction contract expenses	—	—	—	—			—
Equity in earnings (losses) of joint ventures	—	—	—	—	14,481	(1)	14,481
Segment EBITDA	58,578	16,390	(3,186)	71,782
Depreciation and amortization	(10,536)	(4,800)	—	(15,336)	4,800	(1)	(10,536)
Operating income (loss)	48,042	11,590	(3,186)	56,446			59,337
Gain (loss) on derivative instruments	1,175	9,482	—	10,657	(9,482	) (1)	1,175
Other financial income (expense), net	(13,409)	(6,591)	(1,498)	(21,498)	6,591	(1)	(14,907)
Income (loss) before tax	35,808	14,481	(4,684)	45,605	—		45,605
Income tax expense	(3,954)	—	(21)	(3,975)	—		(3,975)
Net income (loss)	$31,854	14,481	(4,705)	41,630	—		$41,630
Preferred unitholders’ interest in net income		—	—	—	5,663	(2)	5,663
Limited partners' interest in net income (loss)	$31,854	14,481	(4,705)	41,630	(5,663	) (2)	$35,967

(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)
Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount is expected to be refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.

	As of June 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$668,648	261,259	—	929,907	(261,259	) (1)	$668,648
Net investment in direct financing lease	284,962	—	—	284,962	—		284,962
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,397	3,397	—		3,397
Total assets	1,025,047	284,876	15,040	1,324,963	(284,876	) (1)	1,040,087
Accumulated losses of joint ventures	—	—	50	50	(6,315	) (1)	(6,265)
Expenditures for vessels & equipment &prepayments	100	530	—	630	(530	) (2)	100
Expenditures for drydocking	—	318	—	318	(318	) (2)	—
Principal repayment direct financing lease	1,863	—	—	1,863	—		1,863
Amortization of above market contract	$1,800	—	—	1,800	—		$1,800

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Six months ended June 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$70,101	21,149	—	91,250	(21,149	) (1)	$70,101
Total revenues	70,101	21,149	—	91,250			70,101
Operating expenses	(13,955)	(4,603)	(3,072)	(21,630)	4,603	(1)	(17,027)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,360	(1)	6,360
Less: Non-controlling interest in Segment EBITDA	(10,417)	—	—	(10,417)	10,417	(2)	—
Segment EBITDA	45,578	16,546	(3,072)	59,052
Add: Non-controlling interest in Segment EBITDA	10,417	—	—	10,417	(10,417	) (2)	—
Depreciation and amortization	(10,526)	(4,916)	—	(15,442)	4,916	(1)	(10,526)
Operating income (loss)	45,469	11,630	(3,072)	54,027			48,757
Gain (loss) on derivative instruments	910	1,711	—	2,621	(1,711	) (1)	910
Other financial income (expense), net	(15,483)	(6,981)	(1,986)	(24,450)	6,981	(1)	(17,469)
Income (loss) before tax	30,896	6,360	(5,058)	32,198	—		32,198
Income tax expense	(3,797)	—	—	(3,797)	—		(3,797)
Net income (loss)	$27,099	6,360	(5,058)	28,401	—		$28,401
Non-controlling interest in net income	5,556	—	—	5,556			5,556
Partners’ interest in net income (loss)	$21,543	6,360	(5,058)	22,845	—		$22,845

(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$679,041	265,642	—	944,683	(265,642	) (1)	$679,041
Net investment in direct financing lease	286,626	—	—	286,626	—		286,626
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,263	3,263	—		3,263
Total assets	1,041,517	287,562	17,442	1,346,521	(287,562	) (1)	1,058,959
Accumulated losses of joint ventures	—	—	50	50	(20,796	) (1)	(20,746)
Expenditures for vessels & equipment	287	525	—	811	(524	) (2)	287
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	3,485	—	—	3,485	—		3,485
Amortization of above market contract	3,631	—	—	3,631	—		3,631
Non-controlling interest amortization of above market contract	$(553)	—	—	(553)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership